Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [Line Items]
Beginning balance	₩ 131,018	₩ 104,328
Adjustment from adoption of IFRS 15		9,789
Additions (reversals)	439,466	232,234
Usage and reclassification	(313,841)	(215,333)
Ending balance	256,643	131,018
Current	189,525	98,254
Non-current	67,118	32,764
Litigations and claims [member]
Disclosure of other provisions [Line Items]
Beginning balance		43
Additions (reversals)	3,073
Usage and reclassification	(3,073)	(43)
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	122,088	102,450
Additions (reversals)	418,942	234,928
Usage and reclassification	(310,768)	(215,290)
Ending balance	230,262	122,088
Current	163,144	89,324
Non-current	67,118	32,764
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance	8,930	1,835
Adjustment from adoption of IFRS 15		9,789
Additions (reversals)	17,451	(2,694)
Ending balance	26,381	8,930
Current	₩ 26,381	₩ 8,930